Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Intangible Assets Other than Goodwill

Intangible assets other than goodwill at March 31, 2013 and 2012 are as follows:

	Millions of yen
	2013			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥33,026	¥(19,983)	¥13,043	¥34,221	¥(19,759)	¥14,462
Leasehold	7,499	(734)	6,765	8,834	(1,818)	7,016
Other	36,808	(12,930)	23,878	34,898	(11,525)	23,373

Total	77,333	(33,647)	43,686	77,953	(33,102)	44,851

Other intangible assets not subject to amortization			14,837			13,102

Total other intangible assets			¥58,523			¥57,953

Future Estimated Amortization Expenses for Each of Five Years Relating to Intangible Assets

The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

Year ending March 31	Millions of yen
2014	¥6,784
2015	5,727
2016	4,420
2017	3,647
2018	2,643

Changes in Carrying Amounts of Goodwill

The changes in carrying amounts of goodwill for the years ended March 31, 2013 and 2012 were as follow:

	Millions of yen
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2011
Goodwill	¥24,098	¥13,942	¥38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

Goodwill acquired during the year	1,278	1,081	2,359
Foreign exchange impact	(445)	—	(445)
Other	—	(6)	(6)
Balance at March 31, 2012
Goodwill	24,931	15,017	39,948
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,752	¥14,477	¥31,229

Goodwill acquired during the year	2,041	—	2,041
Foreign exchange impact	1,433	—	1,433
Balance at March 31, 2013
Goodwill	28,405	15,017	43,422
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥20,226	¥14,477	¥34,703